Taxation - Significant Components of Deferred Tax Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Timing difference in revenue recognition	¥ 1,085,749	¥ 582,404
Provision for accounts receivable and contract assets and loans receivable	383,871	259,608
Accumulated tax losses-carry forward	182,155	142,609
Payroll and welfare payable and other temporary differences	60,407	16,578
Quality assurance obligations	7,069	33,916
Less: Valuation allowance	(94,926)	(115,754)	¥ (89,117)	¥ (42,233)
Total deferred tax assets	1,624,325	919,361
Deferred tax liabilities:
Intangible assets arisen from business combination and asset acquisition	(24,607)	(24,607)
Unrealized gain in consolidated trusts	(56,535)	(57,675)
Withholding tax for undistributed earnings	(259,466)	(149,906)
Total deferred tax liabilities	¥ (340,608)	¥ (232,188)